GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2018	2017	2016
Year ended 31 December	US$’000	US$’000	US$’000
Employee benefits expense, including salaries and wages, net of capitalised overhead	(5,854)	(4,088)	(3,260)
Share-based payments expense (1)	(509)	(1,868)	(2,748)
Legal and other professional fees	(3,681)	(6,330)	(2,085)
Corporate fees	(2,778)	(1,937)	(1,762)
Rent	(670)	(632)	(669)
Regulatory expense	(272)	(314)	(279)
Transaction related expense (2)	(12,697)	(2,118)	(323)
Other administrative expense	(1,162)	(1,058)	(984)
Total general and administrative expense	(27,623)	(18,345)	(12,110)
(1)	Share-based payment expense includes expense associated with restricted share units and deferred cash awards. See Note 34.
(2)	Transaction related expenses incurred in connection with the Eagle Ford acquisition was $12.4 million and $1.3 million for the years ended 31 December 2018 and 2017, respectively.